Changes Recognized in Other Comprehensive Income, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ 6,349	$ (43,353)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(117)	(217)
Amortization or settlement recognition of net (loss)	(14,470)	(22,160)
Total recognized in other comprehensive loss (income)	(8,238)	(65,730)
Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	(61)	(196)
Net loss (gain) arising during the year	(5,098)	2,515
Effect of exchange rates on amounts included in AOCI	1,517	(1,736)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	18	24
Amortization or settlement recognition of net (loss)	(1,912)	(3,054)
Total recognized in other comprehensive loss (income)	$ (5,536)	$ (2,447)